Note 15 - Changes in Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Currency
	Translations	Total

Balance, at December 31, 2012	$13,116	$13,116
Net change in other comprehensive loss	(6,428)	(6,428)
Balance, at December 31, 2013	6,688	6,688
Net change in other comprehensive loss	(19,165)	(19,165)
Balance, at December 31, 2014	$(12,477)	$(12,477)